Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loss per share [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	157,320
Average number of options outstanding	910,723	662,314
Warrants to purchase	99,171
Warrant to purchase of common stock		12,305